Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, (loss) gain		$ (1,027)	$ 802
Payments on container leaseback financing receivable		281,445
Container leaseback financing receivable	[1]	271,658
Allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net		$ 675	$ 702

[1]	As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.